Pensions and other post-retirement benefits - Narrative (Details) $ in Millions		12 Months Ended
	Jan. 01, 2020 employee	Dec. 31, 2019 USD ($) employee director chairman	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of allowance for promotion-related salary growth (up to)		0.80%
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions		$ 349	$ 610	$ 637
Expected aggregate contributions		$ 550
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director		4
Number of company-nominated directors In trustee board (director) | director		4
Number of company-nominated independent directors in trustee board (director) | director		1
Number of company-nominated independent chairman in trustee board (chairman) | chairman		1
Contribution coverage period		5 years
Contractually committed funding for future services		$ 1,276
Percentage of plan asset transfers from equity to bonds investment instrument		2.00%	12.50%
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI		$ 4,804	$ 4,197
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments		$ 19,462	$ 17,491
US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | employee	7	6
Percentage of plan asset transfers from equity to bonds investment instrument		0.00%	10.00%